Major Customer And Geographic Information (Schedule Of Revenues By Areas Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from External Customer [Line Items]
Revenue	$ 4,662,572	$ 4,508,400	$ 3,683,684
Airborne Systems
Revenue from External Customer [Line Items]
Revenue	1,650,406	1,617,243	1,470,082
C4 ISR Systems
Revenue from External Customer [Line Items]
Revenue	1,145,719	1,161,480	1,130,092
Land Vehicles Systems
Revenue from External Customer [Line Items]
Revenue	1,258,894	1,228,348	649,141
Electro-Optic Systems
Revenue from External Customer [Line Items]
Revenue	475,896	374,359	333,855
Others
Revenue from External Customer [Line Items]
Revenue	$ 131,657	$ 126,970	$ 100,514